ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Schedule of Accounts Receivable) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross		¥ 158,001	¥ 136,842
Less: allowance for doubtful accounts		(848)	(274)
Accounts receivable, net	$ 24,260	157,153	136,568
Banks [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross		1,690	2,052
Social security bureau [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross		127,395	115,247
Non-retail customers [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross		¥ 28,916	¥ 19,543